Shareholder Report, Line Graph (Details) - USD ($)	Nov. 12, 2018	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
C000201187
Account Value [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic US Equity Fund, Class I Shares
Account Value	$ 10,000	$ 19,600	$ 15,522	$ 14,050	$ 15,446	$ 11,341	$ 10,626
C000201184
Account Value [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic International Equity Fund, Class I Shares
Account Value	$ 10,000	14,552	12,398	11,218	13,728	10,744	10,293
C000201182
Account Value [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic Global Equity Fund, Class I Shares
Account Value	$ 10,000	17,393	14,190	12,889	14,752	11,126	10,499
C000201186
Account Value [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic Tax-Managed Global Equity Fund, Class I Shares
Account Value	$ 10,000	17,438	14,402	12,869	14,840	11,219	10,520
C000201188
Account Value [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic US Systematic Fixed Income Fund, Class I Shares
Account Value	$ 10,000	10,961	10,264	10,287	11,301	11,316	10,775
C000201185
Account Value [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic Municipal Fixed Income Fund, Class I Shares
Account Value	$ 10,000	10,628	10,232	10,105	10,477	10,466	10,310
C000201183
Account Value [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic Global Systematic Fixed Income Fund, Class I Shares
Account Value	$ 10,000	10,757	10,056	10,082	11,413	11,407	11,058
C000201181
Account Value [Line Items]
Line Graph and Table Measure Name	Symmetry Panoramic Alternatives Fund, Class I Shares
Account Value	$ 10,000	13,919	12,892	12,190	10,899	9,815	10,239
MSCI US Broad Market Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Broad Market Index (Gross) (USD)
Account Value	$ 10,000	22,164	17,571	15,285	17,632	13,192	10,863
MSCI ACWI ex-USA IMI (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI (Net) (USD)
Account Value	$ 10,000	15,005	12,739	11,413	14,260	11,291	10,391
MSCI ACWI IMI (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net) (USD)
Account Value	$ 10,000	18,576	15,149	13,367	15,959	12,266	10,625
MSCI ACWI IMI (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net) (USD)
Account Value	$ 10,000	18,576	15,149	13,367	15,959	12,266	10,625
Bloomberg U.S. Aggregate Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Account Value	$ 10,000	11,158	10,399	10,524	11,894	11,904	11,180
Bloomberg US Municipal Bond Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Account Value	$ 10,000	11,595	10,930	10,747	11,762	11,376	11,019
Bloomberg Global Aggregate Hedged Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Hedged Index
Account Value	$ 10,000	11,273	10,489	10,431	11,589	11,502	11,138
MSCI ACWI IMI (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net) (USD)
Account Value	$ 10,000	$ 18,576	$ 15,149	$ 13,367	$ 15,959	$ 12,266	$ 10,625